UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund®

Semi-annual report
for the six months ended
May 31, 2016

The New Economy Fund seeks long-term growth of capital. Current income is a secondary consideration.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–14.16%	8.95%	7.10%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.78% for Class A shares as of the prospectus dated February 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The U.S. stock market experienced a volatile period during the six months ended May 31, 2016. As measured by Standard & Poor’s 500 Composite Index, the market declined 6.59% for the first half of the period, and then bounced back to end the period with a 1.93% total return.

The New Economy Fund’s return fell 3.95% with all distributions reinvested. This trailed its benchmarks, including the 1.93% rise of the unmanaged S&P 500, a market capitalization-weighted index based on the results of 500 widely held common

Results at a glance

For periods ended May 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	–3.95%	–6.61%	10.59%	8.07%	10.92%
Standard & Poor’s 500 Composite Index[1]	1.93	1.72	11.67	7.41	10.78
MSCI ACWI (All Country World Index)[1,2,3]	0.01	–5.42	5.17	4.32	N/A
Global Service and Information Index[1,3,4]	–0.25	–3.24	9.77	5.47	N/A
Lipper Growth Funds Index[5]	–0.79	–1.67	10.19	6.49	9.03
Lipper International Funds Index[3,5]	–1.92	–9.49	2.13	2.67	N/A

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Results reflect dividends net of withholding taxes.
[3]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[4]	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[5]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The New Economy Fund	1

stocks, and the 0.01% increase of the unmanaged MSCI ACWI (All Country World Index)*, which measures equity market results based on more than 40 developed and emerging market country indexes.

The fund’s return also lagged the –0.25% return of the Global Service and Information Index (an unmanaged index that tracks companies in the services and information sectors around the world), the –0.79% return of the Lipper Growth Funds Index (which measures a number of U.S. growth funds) and the 1.92% decline of the Lipper International Funds Index (which measures funds invested in securities whose primary trading markets are outside the U.S.).

For the 10-year period ending May 31, 2016, The New Economy Fund had an average annual total return of 8.07%, which exceeded the 7.41% return of the S&P 500, the 4.32% return of the MSCI ACWI and the 5.47% return of the Global Service and Information Index. We believe the 10-year and lifetime returns (see the table on page 1) are important for investors to consider as they are most reflective of our long-term approach and philosophy.

Select economies continue to improve

Global economies continue to experience an uneven recovery from the financial crisis. U.S. economic growth slowed, but still remains positive. More robust growth will depend on the strength of the U.S. consumer, a rise in U.S. productivity, a pickup in global economies, and the level of interest rates.

*Results reflect dividends net of withholding taxes.

Where the fund’s assets are invested (by country of domicile)

	As of May 31, 2016	Percent of net assets
■	United States	61.4%
■	Asia & Pacific Basin	17.5
■	Europe	10.7
■	Other (including Latin America)	1.6
■	Short-term securities & other assets less liabilities	8.8

	As of November 30, 2015	Percent of net assets
■	United States	65.8%
■	Asia & Pacific Basin	14.0
■	Europe	10.3
■	Other (including Latin America)	0.8
■	Short-term securities & other assets less liabilities	9.1

2	The New Economy Fund

Central banks in key economies remain accommodative. The U.S. Federal Reserve raised interest rates for the first time in nine years. Absolute rates remain very low, however, and the Fed appears to be waiting to see a more robust economy before it raises rates again. Around the world, countries such as Denmark, Japan, Sweden and Switzerland have negative interest rates — meaning their benchmark rate to borrow is below zero.

These monetary policies are meant to stimulate demand and boost growth, but so far there has been no meaningful effect on inflation and real consumer spending. That said, the global financial system overall is stronger than it has been in several years.

Many countries continue to have anemic growth. China’s growth rate has slowed, and it is unclear when it will accelerate given challenging debt levels and inefficiencies in many large state-owned enterprises. India may be able to maintain its current level of growth given the implementation of pro-growth policies. Brazil’s economy is under pressure, though with the recent change in leadership, there is hope that its economy can begin to improve.

The fund

Results during the period lagged as some of our largest holdings had a challenging few months following strong returns over the past fiscal year. However, we continue to be optimistic about these companies’ growth prospects over the long term.

At this point in the market cycle, selectivity is particularly important. Market instability is providing us the opportunity to invest in quality companies at attractive valuations.

A look ahead

We may see more market volatility. That would present opportunities. We continue to conduct thorough global research, fundamental analysis and a long-term approach to identify companies with good growth prospects and reasonably valued stocks.

Thank you for your continued faith in our investment philosophy. We look forward to reporting to you again in six months.

Sincerely,

Timothy D. Armour	Claudia P. Huntington
Vice Chairman of the Board	President

July 15, 2016

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	61.38%
United Kingdom	5.44
China	5.34
Euro zone*	5.14
Japan	4.39
India	2.25
Hong Kong	2.25
South Korea	1.22
Philippines	.87
Other countries	2.90
Short-term securities & other assets less liabilities	8.82

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 90.51%	Shares	Value (000)
Health care 24.33%
Thermo Fisher Scientific Inc.	2,446,000	$371,229
Alexion Pharmaceuticals, Inc.[1]	2,296,694	346,571
Amgen Inc.	1,510,413	238,570
Hologic, Inc.[1]	6,853,850	235,841
BioMarin Pharmaceutical Inc.[1]	2,047,430	183,552
NuVasive, Inc.[1,2]	3,004,500	163,355
McKesson Corp.	885,000	162,079
Stryker Corp.	1,389,250	154,429
Kite Pharma, Inc.[1,2]	2,915,400	149,414
Express Scripts Holding Co.[1]	1,923,300	145,305
Ultragenyx Pharmaceutical Inc.[1]	1,553,545	113,564
UnitedHealth Group Inc.	821,300	109,783
PerkinElmer, Inc.	1,834,355	100,431
Myriad Genetics, Inc.[1]	2,714,800	92,005
Illumina, Inc.[1]	633,200	91,706
AbbVie Inc.	1,419,001	89,298
Other securities		877,619
		3,624,751

4	The New Economy Fund

	Shares	Value (000)
Information technology 22.37%
Alphabet Inc., Class C1	232,688	$171,193
Alphabet Inc., Class A1	192,695	144,300
Tencent Holdings Ltd.	13,137,000	292,976
Skyworks Solutions, Inc.	3,467,150	231,467
Baidu, Inc., Class A (ADR)[1]	1,064,232	190,008
Accenture PLC, Class A	1,568,300	186,581
Qorvo, Inc.[1]	3,294,480	167,920
Trimble Navigation Ltd.[1]	5,432,430	138,962
Intuit Inc.	1,128,200	120,334
Texas Instruments Inc.	1,865,000	113,019
Oracle Corp.	2,401,814	96,553
International Business Machines Corp.	350,000	53,809
Apple Inc.	297,000	29,658
Other securities		1,395,014
		3,331,794

Consumer discretionary 16.16%
Netflix, Inc.[1]	4,501,100	461,678
Sony Corp.	8,829,000	247,166
lululemon athletica inc.[1]	3,205,900	208,480
Amazon.com, Inc.[1]	285,000	205,995
Galaxy Entertainment Group Ltd.	49,690,000	166,896
Twenty-First Century Fox, Inc., Class A	4,200,000	121,296
Daily Mail and General Trust PLC, Class A, non-voting	10,896,701	108,108
Other securities		888,007
		2,407,626

Financials 10.93%
HDFC Bank Ltd.[3]	4,875,000	101,335
HDFC Bank Ltd. (ADR)	1,200,000	77,232
Kotak Mahindra Bank Ltd.	14,190,882	157,453
American International Group, Inc.	2,200,000	127,336
Endurance Specialty Holdings Ltd.	1,776,000	120,626
Barclays PLC	39,981,344	105,622
AIA Group Ltd.	17,591,800	102,892
Prudential PLC	4,900,000	97,937
Other securities		738,215
		1,628,648

Industrials 6.12%
Nielsen Holdings PLC	2,513,100	134,174
CSX Corp.	3,809,400	100,682
Union Pacific Corp.	1,075,954	90,584
Ryanair Holdings PLC (ADR)	1,026,999	89,760
Other securities		496,023
		911,223

Consumer staples 2.73%
Associated British Foods PLC	2,059,540	87,818
Other securities		318,717
		406,535

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Telecommunication services 1.46%
AT&T Inc.	2,237,088	$87,582
Other securities		129,446
		217,028

Other 1.85%
Other securities		276,273

Miscellaneous 4.56%
Other common stocks in initial period of acquisition		679,828

Total common stocks (cost: $10,763,408,000)		13,483,706

Convertible stocks 0.39%
Health care 0.39%
Other securities		58,570

Total convertible stocks (cost: $22,686,000)		58,570

Bonds, notes & other debt instruments 0.28%	Principal amount (000)
U.S. Treasury bonds & notes 0.28%
Other securities		42,317

Total bonds, notes & other debt instruments (cost: $42,882,000)		42,317

Short-term securities 8.95%
Alphabet Inc. 0.53% due 7/6/2016[4]	$31,000	30,988
Apple Inc. 0.45%–0.49% due 7/18/2016–8/16/2016[4]	120,200	120,106
Federal Home Loan Bank 0.29%–0.58% due 6/1/2016–7/22/2016	336,700	336,628
IBM Corp. 0.44% due 6/20/2016–6/27/2016[4]	106,800	106,777
Pfizer Inc. 0.47%–0.54% due 6/21/2016–8/24/2016[4]	168,200	168,032
Other securities		570,215

Total short-term securities (cost: $1,332,661,000)		1,332,746
Total investment securities 100.13% (cost: $12,161,637,000)		14,917,339
Other assets less liabilities (0.13)%		(19,946)

Net assets 100.00%		$14,897,393

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

6	The New Economy Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $58,570,000, a cost of $22,686,000, and which represented 0.39% of the net assets of the fund) was acquired on 6/10/2014 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2016 (000)
NuVasive, Inc.[1]	2,854,000	150,500	—	3,004,500	$—	$163,355
Kite Pharma, Inc.[1]	2,797,500	117,900	—	2,915,400	—	149,414
Cray Inc.[1]	2,503,010	—	200,000	2,303,010	—	76,736
Mesoblast Ltd.[1]	21,900,000	—	—	21,900,000	—	31,261
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	2,635
Avanti Communications Group PLC[1]	8,688,970	—	—	8,688,970	—	8,746
Transocean Partners LLC[5]	2,544,143	—	2,544,143	—	922	—
					$922	$432,147

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $160,264,000, which represented 1.08% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $742,021,000, which represented 4.98% of the net assets of the fund.
[5]	Unaffiliated issuer at 5/31/2016.

Key to abbreviations

ADR = American Depositary Receipts

See Notes to Financial Statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,698,561)	$14,485,192
Affiliated issuers (cost: $463,076)	432,147	$14,917,339
Cash		225
Cash denominated in currencies other than U.S. dollars (cost: $1,796)		1,796
Receivables for:
Sales of investments	86,872
Sales of fund’s shares	9,920
Dividends and interest	19,642
Other	590	117,024
		15,036,384
Liabilities:
Payables for:
Purchases of investments	96,664
Repurchases of fund’s shares	16,713
Investment advisory services	4,768
Services provided by related parties	5,295
Trustees’ deferred compensation	2,145
Non-U.S. taxes	13,252
Other	154	138,991
Net assets at May 31, 2016		$14,897,393

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,704,024
Undistributed net investment income		5,833
Undistributed net realized gain		444,612
Net unrealized appreciation		2,742,924
Net assets at May 31, 2016		$14,897,393

See Notes to Financial Statements

8	The New Economy Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (425,089 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$9,972,481	283,136		$35.22
Class B	11,221	342		32.82
Class C	494,083	15,290		32.31
Class F-1	346,997	9,832		35.29
Class F-2	696,192	19,778		35.20
Class 529-A	418,084	11,976		34.91
Class 529-B	1,834	56		32.80
Class 529-C	114,781	3,506		32.74
Class 529-E	21,196	615		34.47
Class 529-F-1	32,924	944		34.88
Class R-1	50,402	1,516		33.24
Class R-2	164,983	4,938		33.41
Class R-2E	1,041	30		34.94
Class R-3	300,206	8,692		34.54
Class R-4	373,688	10,704		34.91
Class R-5E	9	—	*	35.11
Class R-5	149,582	4,226		35.40
Class R-6	1,747,689	49,508		35.30

*Amount less than one thousand.

See Notes to Financial Statements

The New Economy Fund	9

Statement of operations	unaudited
for the six months ended May 31, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,763; also includes $922 from affiliates)	$89,318
Interest	3,176		$92,494
Fees and expenses*:
Investment advisory services	28,288
Distribution services	17,257
Transfer agent services	9,834
Administrative services	1,676
Reports to shareholders	463
Registration statement and prospectus	645
Trustees’ compensation	165
Auditing and legal	215
Custodian	522
Other	308
Total fees and expenses before reimbursement	59,373
Less transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			59,373
Net investment income			33,121

Net realized gain and unrealized depreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $55; also includes $12,123 net loss from affiliates)	344,694
Currency transactions	106		344,800
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $12,986)	(1,009,352)
Currency translations	152		(1,009,200)
Net realized gain and unrealized depreciation			(664,400)

Net decrease in net assets resulting from operations			$(631,279)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

†Amount less than one thousand.

See Notes to Financial Statements

10	The New Economy Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2016*	November 30, 2015

Operations:
Net investment income	$33,121	$42,301
Net realized gain	344,800	997,984
Net unrealized depreciation	(1,009,200)	(437,629)
Net (decrease) increase in net assets resulting from operations	(631,279)	602,656

Dividends and distributions paid to shareholders:
Dividends from net investment income	(64,296)	(72,804)
Distributions from net realized gain on investments	(836,882)	(1,095,957)
Total dividends and distributions paid to shareholders	(901,178)	(1,168,761)

Net capital share transactions	694,043	1,672,107

Total (decrease) increase in net assets	(838,414)	1,106,002

Net assets:
Beginning of period	15,735,807	14,629,805
End of period (including undistributed net investment income: $5,833 and $37,008, respectively)	$14,897,393	$15,735,807

*Unaudited.

See Notes to Financial Statements

The New Economy Fund	11

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital. Current income is a secondary consideration.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	The New Economy Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The New Economy Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	The New Economy Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The New Economy Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2016 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,624,751	$—	$—	$3,624,751
Information technology	3,331,794	—	—	3,331,794
Consumer discretionary	2,407,626	—	—	2,407,626
Financials	1,527,313	101,335	—	1,628,648
Industrials	911,223	—	—	911,223
Consumer staples	406,535	—	—	406,535
Telecommunication services	217,028	—	—	217,028
Other	276,273	—	—	276,273
Miscellaneous	679,469	359	—	679,828
Convertible stocks	—	—	58,570	58,570
Bonds, notes & other debt instruments	—	42,317	—	42,317
Short-term securities	—	1,332,746	—	1,332,746
Total	$13,382,012	$1,476,757	$58,570	$14,917,339

*	Securities with a value of $2,982,711,000, which represented 20.02% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading and due to observable quoted prices in an active market.

16	The New Economy Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

The New Economy Fund	17

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

18	The New Economy Fund

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$62,091
Undistributed long-term capital gains	836,686

As of May 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$3,801,459
Gross unrealized depreciation on investment securities	(968,553)
Net unrealized appreciation on investment securities	2,832,906
Cost of investment securities	12,084,433

The New Economy Fund	19

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2016				Year ended November 30, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$42,416		$564,020	$606,436	$49,171		$743,705	$792,876
Class B	—		1,126	1,126	—		2,945	2,945
Class C	—	*	31,172	31,172	—	*	38,028	38,028
Class F-1	1,264		20,849	22,113	1,507		30,588	32,095
Class F-2	4,814		41,082	45,896	4,867		49,207	54,074
Class 529-A	1,442		23,103	24,545	1,701		29,252	30,953
Class 529-B	—		170	170	—		461	461
Class 529-C	—		6,785	6,785	—	*	8,640	8,640
Class 529-E	21		1,193	1,214	42		1,570	1,612
Class 529-F-1	177		1,786	1,963	181		2,153	2,334
Class R-1	—		3,158	3,158	—		4,060	4,060
Class R-2	—		10,328	10,328	—		14,434	14,434
Class R-2E	2		17	19	—	*	1	1
Class R-3	166		17,697	17,863	778		25,732	26,510
Class R-4	1,535		21,244	22,779	1,922		27,721	29,643
Class R-5E†	—	*	1	1	—		—	—
Class R-5	1,066		8,411	9,477	1,071		11,100	12,171
Class R-6	11,393		84,740	96,133	11,564		106,360	117,924
Total	$64,296		$836,882	$901,178	$72,804		$1,095,957	$1,168,761

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

20	The New Economy Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2016, the investment advisory services fee was $28,288,000, which was equivalent to an annualized rate of 0.388% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The New Economy Fund	21

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The New Economy Fund

For the six months ended May 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$11,157	$7,573		$491		Not applicable
Class B	75	14		Not applicable		Not applicable
Class C	2,477	384		124		Not applicable
Class F-1	444	239		89		Not applicable
Class F-2	Not applicable	397		174		Not applicable
Class 529-A	406	265		101		$180
Class 529-B	11	2		1		1
Class 529-C	553	77		28		49
Class 529-E	52	8		5		9
Class 529-F-1	—	20		8		14
Class R-1	252	28		13		Not applicable
Class R-2	618	333		42		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	746	256		75		Not applicable
Class R-4	464	195		93		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	37		37		Not applicable
Class R-6	Not applicable	5		395		Not applicable
Total class-specific expenses	$17,257	$9,834		$1,676		$253

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $165,000 in the fund’s statement of operations reflects $205,000 in current fees (either paid in cash or deferred) and a net decrease of $40,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The New Economy Fund	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2016

Class A	$507,098	14,706	$594,257	16,530	$(757,641)	(22,042)	$343,714	9,194
Class B	311	10	1,121	33	(9,147)	(286)	(7,715)	(243)
Class C	48,349	1,521	30,853	932	(71,458)	(2,274)	7,744	179
Class F-1	51,137	1,490	21,872	607	(90,872)	(2,635)	(17,863)	(538)
Class F-2	134,277	3,887	43,221	1,204	(177,929)	(5,223)	(431)	(132)
Class 529-A	31,905	928	24,543	689	(27,400)	(799)	29,048	818
Class 529-B	70	2	169	5	(1,290)	(40)	(1,051)	(33)
Class 529-C	9,540	296	6,784	202	(8,876)	(276)	7,448	222
Class 529-E	1,454	43	1,214	35	(1,309)	(39)	1,359	39
Class 529-F-1	5,813	164	1,963	55	(4,856)	(136)	2,920	83
Class R-1	4,716	146	3,158	93	(9,417)	(290)	(1,543)	(51)
Class R-2	24,531	750	10,323	302	(36,996)	(1,140)	(2,142)	(88)
Class R-2E	988	28	19	1	(38)	(1)	969	28
Class R-3	40,336	1,195	17,854	505	(53,431)	(1,588)	4,759	112
Class R-4	43,718	1,280	22,777	639	(51,251)	(1,506)	15,244	413
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	20,277	590	9,470	262	(23,626)	(695)	6,121	157
Class R-6	281,110	8,211	96,133	2,672	(71,781)	(2,070)	305,462	8,813
Total net increase (decrease)	$1,205,630	35,247	$885,731	24,766	$(1,397,318)	(41,040)	$694,043	18,973

24	The New Economy Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2015

Class A	$1,471,698	38,085		$776,272	20,913	$(1,193,452)	(31,054)	$1,054,518	27,944
Class B	2,016	55		2,925	84	(20,313)	(561)	(15,372)	(422)
Class C	150,578	4,215		37,629	1,092	(99,109)	(2,783)	89,098	2,524
Class F-1	157,237	4,041		31,758	854	(179,846)	(4,675)	9,149	220
Class F-2	311,479	8,037		51,302	1,384	(222,455)	(5,817)	140,326	3,604
Class 529-A	71,494	1,870		30,935	840	(45,832)	(1,197)	56,597	1,513
Class 529-B	258	7		461	13	(3,376)	(93)	(2,657)	(73)
Class 529-C	21,604	598		8,638	247	(15,405)	(424)	14,837	421
Class 529-E	3,277	87		1,613	44	(2,970)	(79)	1,920	52
Class 529-F-1	8,688	227		2,334	63	(4,919)	(129)	6,103	161
Class R-1	16,616	454		4,059	115	(12,364)	(340)	8,311	229
Class R-2	54,497	1,481		14,428	406	(59,941)	(1,634)	8,984	253
Class R-2E	71	2		—	—	—	—	71	2
Class R-3	101,953	2,674		26,496	726	(114,947)	(3,049)	13,502	351
Class R-4	113,266	2,977		29,643	805	(99,890)	(2,626)	43,019	1,156
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	50,299	1,307		12,146	326	(49,485)	(1,282)	12,960	351
Class R-6	390,912	10,170		117,923	3,174	(278,104)	(7,530)	230,731	5,814
Total net increase (decrease)	$2,925,953	76,287		$1,148,562	31,086	$(2,402,408)	(63,273)	$1,672,107	44,100

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,959,057,000 and $2,056,007,000, respectively, during the six months ended May 31, 2016.

The New Economy Fund	25

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2016[5,6]	$38.93	$.08	$(1.57)	$(1.49)
Year ended 11/30/2015	40.58	.11	1.47	1.58
Year ended 11/30/2014	39.61	.22	3.28	3.50
Year ended 11/30/2013	28.83	.17	11.67	11.84
Year ended 11/30/2012	24.14	.16	4.65	4.81
Year ended 11/30/2011	24.22	.11	(.02)	.09
Class B:
Six months ended 5/31/2016[5,6]	36.41	(.06)	(1.47)	(1.53)
Year ended 11/30/2015	38.23	(.17)	1.38	1.21
Year ended 11/30/2014	37.59	(.07)	3.10	3.03
Year ended 11/30/2013	27.45	(.08)	11.10	11.02
Year ended 11/30/2012	23.04	(.05)	4.46	4.41
Year ended 11/30/2011	23.14	(.08)	(.02)	(.10)
Class C:
Six months ended 5/31/2016[5,6]	35.89	(.06)	(1.46)	(1.52)
Year ended 11/30/2015	37.74	(.18)	1.36	1.18
Year ended 11/30/2014	37.16	(.10)	3.07	2.97
Year ended 11/30/2013	27.15	(.10)	10.99	10.89
Year ended 11/30/2012	22.80	(.05)	4.40	4.35
Year ended 11/30/2011	22.90	(.08)	(.02)	(.10)
Class F-1:
Six months ended 5/31/2016[5,6]	38.99	.07	(1.59)	(1.52)
Year ended 11/30/2015	40.60	.10	1.47	1.57
Year ended 11/30/2014	39.67	.21	3.27	3.48
Year ended 11/30/2013	28.87	.14	11.70	11.84
Year ended 11/30/2012	24.16	.16	4.66	4.82
Year ended 11/30/2011	24.23	.11	(.01)	.10
Class F-2:
Six months ended 5/31/2016[5,6]	38.96	.12	(1.58)	(1.46)
Year ended 11/30/2015	40.63	.19	1.47	1.66
Year ended 11/30/2014	39.65	.29	3.31	3.60
Year ended 11/30/2013	28.88	.24	11.68	11.92
Year ended 11/30/2012	24.19	.23	4.65	4.88
Year ended 11/30/2011	24.27	.18	(.02)	.16
Class 529-A:
Six months ended 5/31/2016[5,6]	38.60	.07	(1.57)	(1.50)
Year ended 11/30/2015	40.27	.08	1.46	1.54
Year ended 11/30/2014	39.33	.18	3.27	3.45
Year ended 11/30/2013	28.65	.14	11.58	11.72
Year ended 11/30/2012	24.00	.14	4.63	4.77
Year ended 11/30/2011	24.10	.10	(.02)	.08

26	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[2,3]

$(.16)	$(2.06)	$(2.22)	$35.22	(3.95)%[7]	$9,972	.81%[8]		.81%[8]		.46%[8]
(.20)	(3.03)	(3.23)	38.93	4.27	10,666	.78		.78		.29
(.14)	(2.39)	(2.53)	40.58	9.25	9,984	.79		.79		.56
(.18)	(.88)	(1.06)	39.61	42.52	8,920	.83		.83		.50
(.12)	—	(.12)	28.83	20.02	5,919	.87		.87		.59
(.17)	—	(.17)	24.14	.31	5,298	.85		.85		.45

—	(2.06)	(2.06)	32.82	(4.33)[7]	11	1.59	[8]	1.59	[8]	(.36)[8]
—	(3.03)	(3.03)	36.41	3.48	21	1.54		1.54		(.46)
—	(2.39)	(2.39)	38.23	8.43	39	1.55		1.55		(.18)
—	(.88)	(.88)	37.59	41.39	55	1.60		1.60		(.24)
—	—	—	27.45	19.09	50	1.63		1.63		(.19)
—	—	—	23.04	(.39)	62	1.62		1.62		(.34)

—	(2.06)	(2.06)	32.31	(4.37)[7]	494	1.62	[8]	1.62	[8]	(.35)[8]
—	(3.03)	(3.03)	35.89	3.44	542	1.59		1.59		(.51)
—	(2.39)	(2.39)	37.74	8.37	475	1.60		1.60		(.26)
—	(.88)	(.88)	37.16	41.37	350	1.63		1.63		(.32)
—	—	—	27.15	19.08	186	1.67		1.67		(.22)
—	—	—	22.80	(.47)	172	1.63		1.63		(.33)

(.12)	(2.06)	(2.18)	35.29	(4.00)[7]	347	.85	[8]	.85	[8]	.41 [8]
(.15)	(3.03)	(3.18)	38.99	4.23	404	.83		.83		.25
(.16)	(2.39)	(2.55)	40.60	9.20	412	.84		.84		.54
(.16)	(.88)	(1.04)	39.67	42.46	418	.86		.86		.43
(.11)	—	(.11)	28.87	20.03	143	.86		.86		.61
(.17)	—	(.17)	24.16	.33	143	.85		.85		.44

(.24)	(2.06)	(2.30)	35.20	(3.85)[7]	696	.58	[8]	.58	[8]	.68 [8]
(.30)	(3.03)	(3.33)	38.96	4.49	776	.57		.57		.50
(.23)	(2.39)	(2.62)	40.63	9.52	662	.57		.57		.73
(.27)	(.88)	(1.15)	39.65	42.88	330	.57		.57		.70
(.19)	—	(.19)	28.88	20.35	106	.59		.59		.87
(.24)	—	(.24)	24.19	.58	72	.59		.59		.72

(.13)	(2.06)	(2.19)	34.91	(4.00)[7]	418	.89	[8]	.89	[8]	.38 [8]
(.18)	(3.03)	(3.21)	38.60	4.19	431	.86		.86		.21
(.12)	(2.39)	(2.51)	40.27	9.19	388	.87		.87		.47
(.16)	(.88)	(1.04)	39.33	42.38	325	.91		.91		.42
(.12)	—	(.12)	28.65	19.92	197	.93		.93		.53
(.18)	—	(.18)	24.00	.32	156	.90		.90		.40

See page 32 for footnotes.

The New Economy Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 5/31/2016[5,6]	$36.41	$(.07)	$(1.48)	$(1.55)
Year ended 11/30/2015	38.27	(.21)	1.38	1.17
Year ended 11/30/2014	37.68	(.11)	3.09	2.98
Year ended 11/30/2013	27.54	(.11)	11.13	11.02
Year ended 11/30/2012	23.15	(.08)	4.47	4.39
Year ended 11/30/2011	23.27	(.11)	(.01)	(.12)
Class 529-C:
Six months ended 5/31/2016[5,6]	36.35	(.07)	(1.48)	(1.55)
Year ended 11/30/2015	38.21	(.21)	1.38	1.17
Year ended 11/30/2014	37.62	(.12)	3.10	2.98
Year ended 11/30/2013	27.49	(.12)	11.13	11.01
Year ended 11/30/2012	23.11	(.07)	4.45	4.38
Year ended 11/30/2011	23.24	(.10)	(.02)	(.12)
Class 529-E:
Six months ended 5/31/2016[5,6]	38.09	.02	(1.54)	(1.52)
Year ended 11/30/2015	39.78	(.01)	1.43	1.42
Year ended 11/30/2014	38.91	.08	3.23	3.31
Year ended 11/30/2013	28.35	.05	11.48	11.53
Year ended 11/30/2012	23.75	.07	4.57	4.64
Year ended 11/30/2011	23.85	.03	(.01)	.02
Class 529-F-1:
Six months ended 5/31/2016[5,6]	38.61	.10	(1.57)	(1.47)
Year ended 11/30/2015	40.28	.16	1.45	1.61
Year ended 11/30/2014	39.33	.26	3.26	3.52
Year ended 11/30/2013	28.65	.21	11.58	11.79
Year ended 11/30/2012	24.01	.19	4.62	4.81
Year ended 11/30/2011	24.09	.16	(.03)	.13
Class R-1:
Six months ended 5/31/2016[5,6]	36.84	(.05)	(1.49)	(1.54)
Year ended 11/30/2015	38.66	(.18)	1.39	1.21
Year ended 11/30/2014	37.99	(.09)	3.15	3.06
Year ended 11/30/2013	27.72	(.08)	11.23	11.15
Year ended 11/30/2012	23.27	(.04)	4.49	4.45
Year ended 11/30/2011	23.39	(.08)	(.01)	(.09)
Class R-2:
Six months ended 5/31/2016[5,6]	37.03	(.06)	(1.50)	(1.56)
Year ended 11/30/2015	38.84	(.17)	1.39	1.22
Year ended 11/30/2014	38.16	(.08)	3.15	3.07
Year ended 11/30/2013	27.84	(.07)	11.27	11.20
Year ended 11/30/2012	23.37	(.05)	4.52	4.47
Year ended 11/30/2011	23.47	(.08)	(.02)	(.10)

28	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[2,3]

$—	$(2.06)	$(2.06)	$32.80	(4.39)%[7]	$2	1.69%[8]		1.69%[8]		(.45)%[8]
—	(3.03)	(3.03)	36.41	3.36	3	1.66		1.66		(.57)
—	(2.39)	(2.39)	38.27	8.27	6	1.67		1.67		(.30)
—	(.88)	(.88)	37.68	41.26	8	1.72		1.72		(.36)
—	—	—	27.54	18.96	8	1.75		1.75		(.31)
—	—	—	23.15	(.52)	10	1.72		1.72		(.43)

—	(2.06)	(2.06)	32.74	(4.40)[7]	115	1.68	[8]	1.68	[8]	(.42)[8]
—	(3.03)	(3.03)	36.35	3.37	120	1.66		1.66		(.59)
—	(2.39)	(2.39)	38.21	8.29	109	1.67		1.67		(.33)
—	(.88)	(.88)	37.62	41.30	94	1.71		1.71		(.38)
—	—	—	27.49	18.95	60	1.74		1.74		(.28)
(.01)	—	(.01)	23.11	(.53)	49	1.71		1.71		(.41)

(.04)	(2.06)	(2.10)	34.47	(4.11)[7]	21	1.13	[8]	1.13	[8]	.14 [8]
(.08)	(3.03)	(3.11)	38.09	3.92	22	1.11		1.11		(.04)
(.05)	(2.39)	(2.44)	39.78	8.89	21	1.12		1.12		.21
(.09)	(.88)	(.97)	38.91	42.04	17	1.16		1.16		.16
(.04)	—	(.04)	28.35	19.59	10	1.20		1.20		.26
(.12)	—	(.12)	23.75	.00 [9]	8	1.19		1.19		.11

(.20)	(2.06)	(2.26)	34.88	(3.88)[7]	33	.69	[8]	.69	[8]	.59 [8]
(.25)	(3.03)	(3.28)	38.61	4.37	33	.66		.66		.41
(.18)	(2.39)	(2.57)	40.28	9.39	28	.67		.67		.68
(.23)	(.88)	(1.11)	39.33	42.69	22	.71		.71		.62
(.17)	—	(.17)	28.65	20.17	13	.74		.74		.73
(.21)	—	(.21)	24.01	.47	10	.70		.70		.62

—	(2.06)	(2.06)	33.24	(4.31)[7]	50	1.57	[8]	1.57	[8]	(.31)[8]
—	(3.03)	(3.03)	36.84	3.44	58	1.56		1.56		(.49)
—	(2.39)	(2.39)	38.66	8.43	52	1.56		1.56		(.25)
—	(.88)	(.88)	37.99	41.46	33	1.59		1.59		(.25)
—	—	—	27.72	19.12	23	1.61		1.61		(.15)
(.03)	—	(.03)	23.27	(.41)	23	1.61		1.61		(.32)

—	(2.06)	(2.06)	33.41	(4.34)[7]	165	1.61	[8]	1.61	[8]	(.35)[8]
—	(3.03)	(3.03)	37.03	3.45	186	1.55		1.55		(.47)
—	(2.39)	(2.39)	38.84	8.41	185	1.57		1.57		(.22)
—	(.88)	(.88)	38.16	41.47	173	1.57		1.57		(.23)
—	—	—	27.84	19.13	124	1.63		1.63		(.17)
—	—	—	23.37	(.43)	112	1.63		1.63		(.33)

See page 32 for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
				Net (losses)
	Net asset	Net		gains on
	value,	investment		securities (both	Total from
	beginning	income		realized and	investment
	of period	(loss)[2]		unrealized)	operations
Class R-2E:
Six months ended 5/31/2016[5,6]	$38.85	$.02		$(1.58)	$(1.56)
Year ended 11/30/2015	40.60	.06		1.54	1.60
Period from 8/29/2014 to 11/30/2014[6,12]	40.22	.01		.37	.38
Class R-3:
Six months ended 5/31/2016[5,6]	38.14	.02		(1.54)	(1.52)
Year ended 11/30/2015	39.84	(.01)		1.43	1.42
Year ended 11/30/2014	38.98	.08		3.23	3.31
Year ended 11/30/2013	28.38	.06		11.50	11.56
Year ended 11/30/2012	23.77	.07		4.58	4.65
Year ended 11/30/2011	23.87	.03		(.02)	.01
Class R-4:
Six months ended 5/31/2016[5,6]	38.61	.08		(1.57)	(1.49)
Year ended 11/30/2015	40.29	.10		1.46	1.56
Year ended 11/30/2014	39.36	.20		3.26	3.46
Year ended 11/30/2013	28.67	.16		11.60	11.76
Year ended 11/30/2012	24.01	.16		4.63	4.79
Year ended 11/30/2011	24.11	.12		(.03)	.09
Class R-5E:
Six months ended 5/31/2016[5,6]	38.93	.10		(1.57)	(1.47)
Period from 11/20/2015 to 11/30/2015[6,13]	38.84	—	[14]	.09	.09
Class R-5:
Six months ended 5/31/2016[5,6]	39.17	.13		(1.58)	(1.45)
Year ended 11/30/2015	40.80	.22		1.47	1.69
Year ended 11/30/2014	39.80	.35		3.27	3.62
Year ended 11/30/2013	28.98	.26		11.71	11.97
Year ended 11/30/2012	24.26	.25		4.67	4.92
Year ended 11/30/2011	24.34	.19		(.03)	.16
Class R-6:
Six months ended 5/31/2016[5,6]	39.08	.14		(1.58)	(1.44)
Year ended 11/30/2015	40.73	.24		1.47	1.71
Year ended 11/30/2014	39.73	.34		3.29	3.63
Year ended 11/30/2013	28.93	.28		11.69	11.97
Year ended 11/30/2012	24.23	.26		4.66	4.92
Year ended 11/30/2011	24.31	.21		(.03)	.18

	Six months ended May 31,	Year ended November 30
	2016[5,6,7]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	15%	34%	27%	29%	37%	45%

See Notes to Financial Statements

30	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[2,3]

$(.29)	$(2.06)	$(2.35)	$34.94	(4.15)%[7]	$1		1.23%[8]		1.23%[8]		.09%[8]
(.32)	(3.03)	(3.35)	38.85	4.33 [10]	—	[11]	.84	[10]	.84	[10]	.16	[10]
—	—	—	40.60	.94 [7,10]	—	[11]	.17	[7,10]	.17	[7,10]	.03	[7,10]

(.02)	(2.06)	(2.08)	34.54	(4.11)[7]	300		1.14	[8]	1.14	[8]	.13	[8]
(.09)	(3.03)	(3.12)	38.14	3.91	327		1.11		1.11		(.04)
(.06)	(2.39)	(2.45)	39.84	8.88	328		1.13		1.13		.21
(.08)	(.88)	(.96)	38.98	42.09	262		1.15		1.15		.19
(.04)	—	(.04)	28.38	19.62	168		1.18		1.18		.28
(.11)	—	(.11)	23.77	.04	150		1.17		1.17		.13

(.15)	(2.06)	(2.21)	34.91	(3.98)[7]	374		.82	[8]	.82	[8]	.45	[8]
(.21)	(3.03)	(3.24)	38.61	4.25	397		.81		.81		.27
(.14)	(2.39)	(2.53)	40.29	9.22	368		.81		.81		.52
(.19)	(.88)	(1.07)	39.36	42.52	252		.83		.83		.49
(.13)	—	(.13)	28.67	20.06	150		.85		.85		.61
(.19)	—	(.19)	24.01	.35	132		.85		.85		.45

(.29)	(2.06)	(2.35)	35.11	(3.89)[7]	—	[11]	.69	[8]	.68	[8]	.58	[8]
—	—	—	38.93	.23 [7]	—	[11]	.02	[7]	.02	[7]	—	[7,9]

(.26)	(2.06)	(2.32)	35.40	(3.81)[7]	150		.52	[8]	.52	[8]	.75	[8]
(.29)	(3.03)	(3.32)	39.17	4.55	160		.50		.50		.57
(.23)	(2.39)	(2.62)	40.80	9.54	152		.52		.52		.88
(.27)	(.88)	(1.15)	39.80	42.93	233		.53		.53		.79
(.20)	—	(.20)	28.98	20.45	131		.54		.54		.92
(.24)	—	(.24)	24.26	.64	111		.54		.54		.76

(.28)	(2.06)	(2.34)	35.30	(3.80)[7]	1,748		.47	[8]	.47	[8]	.81	[8]
(.33)	(3.03)	(3.36)	39.08	4.61	1,590		.46		.46		.62
(.24)	(2.39)	(2.63)	40.73	9.60	1,421		.46		.46		.86
(.29)	(.88)	(1.17)	39.73	43.02	945		.48		.48		.84
(.22)	—	(.22)	28.93	20.48	512		.49		.49		.97
(.26)	—	(.26)	24.23	.70	340		.49		.49		.81

See page 32 for footnotes.

The New Economy Fund	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .22 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Amount less than $.01.

32	The New Economy Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2015, through May 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The New Economy Fund	33

	Beginning account value 12/1/2015	Ending account value 5/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$960.48	$3.97	.81%
Class A - assumed 5% return	1,000.00	1,020.95	4.09	.81
Class B - actual return	1,000.00	956.67	7.78	1.59
Class B - assumed 5% return	1,000.00	1,017.05	8.02	1.59
Class C - actual return	1,000.00	956.31	7.92	1.62
Class C - assumed 5% return	1,000.00	1,016.90	8.17	1.62
Class F-1 - actual return	1,000.00	960.03	4.17	.85
Class F-1 - assumed 5% return	1,000.00	1,020.75	4.29	.85
Class F-2 - actual return	1,000.00	961.45	2.84	.58
Class F-2 - assumed 5% return	1,000.00	1,022.10	2.93	.58
Class 529-A - actual return	1,000.00	959.96	4.36	.89
Class 529-A - assumed 5% return	1,000.00	1,020.55	4.50	.89
Class 529-B - actual return	1,000.00	956.09	8.26	1.69
Class 529-B - assumed 5% return	1,000.00	1,016.55	8.52	1.69
Class 529-C - actual return	1,000.00	956.01	8.22	1.68
Class 529-C - assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class 529-E - actual return	1,000.00	958.89	5.53	1.13
Class 529-E - assumed 5% return	1,000.00	1,019.35	5.70	1.13
Class 529-F-1 - actual return	1,000.00	961.19	3.38	.69
Class 529-F-1 - assumed 5% return	1,000.00	1,021.55	3.49	.69
Class R-1 - actual return	1,000.00	956.88	7.68	1.57
Class R-1 - assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class R-2 - actual return	1,000.00	956.56	7.88	1.61
Class R-2 - assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class R-2E - actual return	1,000.00	958.54	6.02	1.23
Class R-2E - assumed 5% return	1,000.00	1,018.85	6.21	1.23
Class R-3 - actual return	1,000.00	958.93	5.58	1.14
Class R-3 - assumed 5% return	1,000.00	1,019.30	5.76	1.14
Class R-4 - actual return	1,000.00	960.23	4.02	.82
Class R-4 - assumed 5% return	1,000.00	1,020.90	4.14	.82
Class R-5E - actual return	1,000.00	961.14	3.33	.68
Class R-5E - assumed 5% return	1,000.00	1,021.60	3.44	.68
Class R-5 - actual return	1,000.00	961.92	2.55	.52
Class R-5 - assumed 5% return	1,000.00	1,022.40	2.63	.52
Class R-6 - actual return	1,000.00	962.00	2.31	.47
Class R-6 - assumed 5% return	1,000.00	1,022.65	2.38	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

34	The New Economy Fund

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The New Economy Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2016, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.

[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).

[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio
May 31, 2016
unaudited
Common stocks 90.51% Health care 24.33%	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,446,000	$371,229
Alexion Pharmaceuticals, Inc.[1]	2,296,694	346,571
Amgen Inc.	1,510,413	238,570
Hologic, Inc.[1]	6,853,850	235,841
BioMarin Pharmaceutical Inc.[1]	2,047,430	183,552
NuVasive, Inc.[1,2]	3,004,500	163,355
McKesson Corp.	885,000	162,079
Stryker Corp.	1,389,250	154,429
Kite Pharma, Inc.[1,2]	2,915,400	149,414
Express Scripts Holding Co.[1]	1,923,300	145,305
Grifols, SA, Class B (ADR)	2,758,252	45,594
Grifols, SA, Class A, non-registered shares	2,000,000	45,318
Grifols, SA, Class B, preferred non-voting, non-registered shares	2,636,350	43,091
Ultragenyx Pharmaceutical Inc.[1]	1,553,545	113,564
UnitedHealth Group Inc.	821,300	109,783
PerkinElmer, Inc.	1,834,355	100,431
Myriad Genetics, Inc.[1]	2,714,800	92,005
Illumina, Inc.[1]	633,200	91,706
AbbVie Inc.	1,419,001	89,298
Perrigo Co. PLC	865,000	82,902
Medtronic PLC	948,000	76,295
Gilead Sciences, Inc.	872,000	75,916
GW Pharmaceuticals PLC (ADR)[1]	851,124	75,852
Boston Scientific Corp.[1]	2,551,292	57,940
bluebird bio, Inc.[1]	1,273,442	57,623
Envision Healthcare Holdings, Inc.[1]	1,877,614	46,584
Team Health Holdings, Inc.[1]	852,820	40,910
Aetna Inc.	300,000	33,969
Mesoblast Ltd.[1,2]	21,900,000	31,261
Mesoblast Ltd. (ADR)[1,2]	372,800	2,635
UCB SA	426,000	30,786
Endo International PLC[1]	1,935,200	30,595
Humana Inc.	163,600	28,223
QIAGEN NV1	1,290,814	27,676
Edwards Lifesciences Corp.[1]	239,580	23,599
athenahealth, Inc.[1]	114,275	14,498
St. Jude Medical, Inc.	81,061	6,352
		3,624,751
Information technology 22.37%
Alphabet Inc., Class C1	232,688	171,193
Alphabet Inc., Class A1	192,695	144,300
Tencent Holdings Ltd.	13,137,000	292,976
Skyworks Solutions, Inc.	3,467,150	231,467
Baidu, Inc., Class A (ADR)[1]	1,064,232	190,008
Accenture PLC, Class A	1,568,300	186,581
Qorvo, Inc.[1]	3,294,480	167,920
The New Economy Fund — Page 1 of 6

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Trimble Navigation Ltd.[1]	5,432,430	$138,962
Intuit Inc.	1,128,200	120,334
Texas Instruments Inc.	1,865,000	113,019
Oracle Corp.	2,401,814	96,553
AAC Technologies Holdings Inc.	10,075,500	81,556
Cray Inc.[1,2]	2,303,010	76,736
Alibaba Group Holding Ltd. (ADR)[1]	887,000	72,734
Murata Manufacturing Co., Ltd.	620,000	72,506
Broadcom Ltd.	447,100	69,014
Nintendo Co., Ltd.	463,000	68,780
Intel Corp.	2,150,000	67,919
Western Union Co.	3,435,000	66,811
Hamamatsu Photonics KK	2,360,000	64,363
Samsung Electronics Co., Ltd.	55,595	60,269
Zebra Technologies Corp., Class A1	1,105,800	58,729
Autodesk, Inc.[1]	1,000,000	58,270
YY Inc., Class A (ADR)[1]	1,249,581	54,294
International Business Machines Corp.	350,000	53,809
LG Display Co., Ltd.	2,460,000	53,254
Juniper Networks, Inc.	2,221,399	52,003
Inphi Corp.[1]	1,537,035	47,940
Topcon Corp.	4,597,000	46,910
Cypress Semiconductor Corp.	3,896,000	41,414
Finisar Corp.[1]	1,861,901	31,317
Arista Networks, Inc.[1]	425,000	31,148
Apple Inc.	297,000	29,658
Seagate Technology	1,309,397	29,540
salesforce.com, inc.[1]	330,000	27,624
Viavi Solutions Inc.[1]	3,983,000	27,204
ASML Holding NV	272,340	27,090
Moneysupermarket.com Group PLC	4,860,000	23,278
QLogic Corp.[1]	1,671,500	23,167
Lumentum Holdings Inc.[1]	828,700	20,999
Amphenol Corp., Class A	310,000	18,203
Motorola Solutions, Inc.	174,500	12,088
Cognizant Technology Solutions Corp., Class A1	88,900	5,462
National Instruments Corp.	153,733	4,392
		3,331,794
Consumer discretionary 16.16%
Netflix, Inc.[1]	4,501,100	461,678
Sony Corp.	8,829,000	247,166
lululemon athletica inc.[1]	3,205,900	208,480
Amazon.com, Inc.[1]	285,000	205,995
Galaxy Entertainment Group Ltd.	49,690,000	166,896
Twenty-First Century Fox, Inc., Class A	4,200,000	121,296
Daily Mail and General Trust PLC, Class A, non-voting	10,896,701	108,108
Kering SA	447,000	72,191
Marriott International, Inc., Class A	1,066,400	70,425
Priceline Group Inc.[1]	50,500	63,849
JCDecaux SA	1,500,000	61,911
Naspers Ltd., Class N	418,000	61,480
William Hill PLC	13,600,000	61,279
Viacom Inc., Class B	1,278,964	56,748
Kingfisher PLC	10,436,100	55,503
The New Economy Fund — Page 2 of 6

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Ralph Lauren Corp., Class A	550,000	$51,881
Lions Gate Entertainment Corp.	2,105,000	46,941
Graham Holdings Co., Class B	93,164	46,391
Melco Crown Entertainment Ltd. (ADR)	2,448,900	35,436
Home Depot, Inc.	251,000	33,162
Eros International PLC, Class A1	2,078,778	30,558
Sands China Ltd.	7,780,000	29,835
Don Quijote Holdings Co., Ltd.	803,000	25,816
Lands’ End, Inc.[1]	1,500,000	25,155
Five Below, Inc.[1]	509,220	21,316
NIKE, Inc., Class B	346,400	19,128
Domino’s Pizza, Inc.	85,200	10,299
B2W - Cia. Digital, ordinary nominative[1]	3,176,600	8,703
		2,407,626
Financials 10.93%
HDFC Bank Ltd.[3]	4,875,000	101,335
HDFC Bank Ltd. (ADR)	1,200,000	77,232
Kotak Mahindra Bank Ltd.	14,190,882	157,453
American International Group, Inc.	2,200,000	127,336
Endurance Specialty Holdings Ltd.	1,776,000	120,626
Barclays PLC	39,981,344	105,622
AIA Group Ltd.	17,591,800	102,892
Prudential PLC	4,900,000	97,937
EXOR SpA	2,258,000	85,646
Essent Group Ltd.[1]	3,316,000	72,488
Wells Fargo & Co.	1,362,300	69,096
Progressive Corp.	1,800,000	59,940
JPMorgan Chase & Co.	800,000	52,216
Banco Santander, SA	10,570,574	50,468
East West Bancorp, Inc.	1,300,000	50,180
Metropolitan Bank & Trust Co.	26,500,000	49,356
Leucadia National Corp.	2,608,000	47,205
State Street Corp.	700,000	44,142
Crown Castle International Corp.	420,000	38,140
Siam Commercial Bank PCL	9,940,000	37,284
Fifth Third Bancorp	1,800,000	33,966
Aberdeen Asset Management PLC	7,370,000	29,792
Altisource Residential Corp.	1,825,899	18,296
		1,628,648
Industrials 6.12%
Nielsen Holdings PLC	2,513,100	134,174
CSX Corp.	3,809,400	100,682
Union Pacific Corp.	1,075,954	90,584
Ryanair Holdings PLC (ADR)	1,026,999	89,760
AKR Corporindo Tbk PT	173,899,680	81,476
Sensata Technologies Holding NV1	2,162,300	79,962
Deutsche Post AG	2,200,000	64,170
CAE Inc.	5,000,000	62,493
JG Summit Holdings, Inc.	33,268,800	58,762
Babcock International Group PLC	2,076,923	31,194
Verisk Analytics, Inc., Class A1	381,000	30,248
AirAsia Bhd.	45,583,400	25,392
Old Dominion Freight Line, Inc.[1]	390,000	25,096
The New Economy Fund — Page 3 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Alliance Global Group, Inc.	66,610,000	$21,679
J.B. Hunt Transport Services, Inc.	188,000	15,551
		911,223
Consumer staples 2.73%
Associated British Foods PLC	2,059,540	87,818
Costco Wholesale Corp.	557,000	82,865
AMOREPACIFIC Corp.	193,200	67,680
Walgreens Boots Alliance, Inc.	700,000	54,180
COSMOS Pharmaceutical Corp.	225,000	40,434
Sprouts Farmers Market, Inc.[1]	1,630,953	40,382
Kroger Co.	625,000	22,350
Herbalife Ltd.[1]	187,000	10,826
		406,535
Telecommunication services 1.46%
AT&T Inc.	2,237,088	87,582
Verizon Communications Inc.	1,091,000	55,532
MTN Group Ltd.	6,500,000	50,664
CenturyLink, Inc.	534,800	14,504
Avanti Communications Group PLC[1,2]	8,688,970	8,746
		217,028
Materials 0.91%
Croda International PLC	1,313,103	55,914
International Flavors & Fragrances Inc.	310,700	40,080
Monsanto Co.	345,400	38,847
		134,841
Energy 0.52%
Schlumberger Ltd.	725,000	55,317
FMC Technologies, Inc.[1]	588,600	16,028
Golar LNG Ltd.	390,000	6,786
		78,131
Utilities 0.42%
ENN Energy Holdings Ltd.	12,760,000	63,301
Miscellaneous 4.56%
Other common stocks in initial period of acquisition		679,828
Total common stocks (cost: $10,763,408,000)		13,483,706
Convertible stocks 0.39% Health care 0.39%
Stemcentrx, Inc., Series F-1, convertible preferred[3,4]	1,879,501	58,570
Total convertible stocks (cost: $22,686,000)		58,570
The New Economy Fund — Page 4 of 6

unaudited
Bonds, notes & other debt instruments 0.28% U.S. Treasury bonds & notes 0.28% U.S. Treasury 0.28%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$4,355	$4,266
U.S. Treasury 3.00% 2045	18,316	19,662
U.S. Treasury 2.50% 2046	18,970	18,389
Total bonds, notes & other debt instruments (cost: $42,882,000)		42,317
Short-term securities 8.95%
Alphabet Inc. 0.53% due 7/6/2016[5]	31,000	30,988
Apple Inc. 0.45%–0.49% due 7/18/2016–8/16/2016[5]	120,200	120,106
Chariot Funding, LLC 1.02% due 9/30/2016[5]	20,000	19,947
Chevron Corp. 0.51% due 7/25/2016[5]	40,800	40,775
Emerson Electric Co. 0.40% due 6/28/2016[5]	21,900	21,893
Fannie Mae 0.41% due 6/13/2016	50,000	49,996
Federal Farm Credit Banks 0.22% due 6/13/2016	19,100	19,099
Federal Home Loan Bank 0.29%–0.58% due 6/1/2016–7/22/2016	336,700	336,628
General Electric Co. 0.32% due 6/1/2016	50,000	50,000
IBM Corp. 0.44% due 6/20/2016–6/27/2016[5]	106,800	106,777
John Deere Financial Ltd. 0.42% due 6/2/2016[5]	15,000	15,000
Microsoft Corp. 0.43%–0.48% due 7/27/2016–8/17/2016[5]	75,600	75,521
Paccar Financial Corp. 0.38%–0.50% due 6/1/2016–6/16/2016	50,100	50,096
PepsiCo Inc. 0.42% due 7/5/2016[5]	23,300	23,290
Pfizer Inc. 0.47%–0.54% due 6/21/2016–8/24/2016[5]	168,200	168,032
Private Export Funding Corp. 0.52%–0.60% due 8/2/2016–9/12/2016[5]	64,100	64,014
Qualcomm Inc. 0.41%–0.42% due 7/6/2016–7/20/2016[5]	36,400	36,381
Regents of the University of California 0.50% due 7/8/2016	25,000	24,987
Wal-Mart Stores, Inc. 0.35% due 6/15/2016[5]	19,300	19,297
Wells Fargo Bank, N.A. 0.85%–0.92% due 8/22/2016–12/1/2016	59,900	59,919
Total short-term securities (cost: $1,332,661,000)		1,332,746
Total investment securities 100.13% (cost: $12,161,637,000)		14,917,339
Other assets less liabilities (0.13)%		(19,946)
Net assets 100.00%		$14,897,393
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $160,264,000, which represented 1.08% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $742,021,000, which represented 4.98% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	$22,686	$58,570.39%

Key to abbreviation
ADR = American Depositary Receipts
The New Economy Fund — Page 5 of 6

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0716O-S54157	The New Economy Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: July 29, 2016